Loss per share - Calculation of Loss per Share (Details)	12 Months Ended
	Oct. 31, 2021 USD ($) $ / shares shares	Oct. 31, 2020 USD ($) $ / shares shares	Oct. 31, 2019 USD ($) $ / shares shares	Aug. 10, 2021
Earnings per share [abstract]
Business combination, share exchange ratio				39.91
Net loss | $	$ (226,559,288)	$ (9,275,962)	$ (4,100,782)
Weighted average number of ordinary shares, basic (in shares)	110,119,135	82,571,828	71,891,372
Weighted average number of ordinary shares, diluted (in shares)	110,119,135	82,571,828	71,891,372
Basic loss per share (in dollars per share) | $ / shares	$ (2.06)	$ (0.11)	$ (0.06)
Diluted loss per share (in dollars per share) | $ / shares	$ (2.06)	$ (0.11)	$ (0.06)
Anti-dilutive shares (in shares)	36,507,005	5,415,069	4,527,231